Restatement of Prior Period Financial Statements - Consolidated Statements of Financial Position (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	$ 4,657,448	$ 4,941,326	$ 3,321,208
Warrant derivative (Note 16)	12,647,514	8,169,897	7,109,543
Current portion of lease liability (Note 12)	8,369	97,234	91,586
Current liabilities	17,313,331	13,208,457	10,522,337
Non-current liabilities
Lease liability (Note 12)		8,369	105,604
Non-current liabilities		8,369	105,604
Liabilities	17,313,331	13,216,826	10,627,941
Shareholders' Equity
Common shares (Note 17)	106,905,846	83,916,111	61,852,725
Reserves (Note 18)	41,155,771	20,304,260	15,041,618
Deficit	(142,165,307)	(97,950,974)	(74,286,263)
Shareholders' Equity	5,896,310	6,269,397	2,608,080	$ 2,608,080
Liabilities and Shareholders' Equity	23,209,641	19,486,223	13,236,021
As Previously Stated
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	4,657,448	4,941,326	3,321,208
Warrant derivative (Note 16)	15,066,898	11,862,687	11,726,728
Current portion of lease liability (Note 12)	8,369	97,234	91,586
Current liabilities	19,732,715	16,901,247	15,139,522
Non-current liabilities
Lease liability (Note 12)		8,369	105,604
Non-current liabilities		8,369	105,604
Liabilities	19,732,715	16,909,616	15,245,126
Shareholders' Equity
Common shares (Note 17)	102,998,992	81,194,288	59,026,143
Reserves (Note 18)	47,241,452	24,028,532	17,360,916
Deficit	(146,763,518)	(102,646,213)	(78,396,164)
Shareholders' Equity	3,476,926	2,576,607	(2,009,105)	(2,009,105)
Liabilities and Shareholders' Equity	23,209,641	19,486,223	13,236,021
Restatement Adjustments
Current liabilities
Warrant derivative (Note 16)	(2,419,384)	(3,692,790)	(4,617,185)
Current liabilities	(2,419,384)	(3,692,790)	(4,617,185)
Non-current liabilities
Liabilities	(2,419,384)	(3,692,790)	(4,617,185)
Shareholders' Equity
Common shares (Note 17)	3,906,854	2,721,823	2,826,582
Reserves (Note 18)	(6,085,681)	(3,724,272)	(2,319,298)
Deficit	4,598,211	4,695,239	4,109,901
Shareholders' Equity	$ 2,419,384	$ 3,692,790	$ 4,617,185	$ 4,617,185